Stock-based compensation (Details) - Restricted Stock Units [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of Rsus at beginning balance	383,852	1,363,660
Number of Rsus Exercised	(135,700)	(1,207,808)
Number of Rsus Forfeited	(315,834)	(207,000)
Number of Rsus Granted	34,000	435,000	1,000,000
Number of Rsus Other	1,021,667
Number of Rsus at ending balance	987,985	383,852	1,363,660